Trade Accounts Receivable - Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 1,659	$ 1,841
ECL allowance	77	$ 90	$ 91	$ 101
Mexico [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	332
ECL allowance	$ 29
ECL average rate	8.70%
United States [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 542
ECL allowance	$ 8
ECL average rate	1.50%
EMEA [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 701
ECL allowance	$ 34
ECL average rate	4.90%
SCA&C [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 72
ECL allowance	$ 6
ECL average rate	8.30%
Other countries [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 12
ECL allowance	$ 0
ECL average rate	0.00%